ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2022	2023
	RMB	RMB

Receivables from the distribution sales	23,018	62,576
Factoring receivables	80,484	29,147
Receivables from merchants under marketplace business	4,590	6,613
Receivables from sales channels on other platforms	1,699	894
Receivables from other revenue	1,082	241
Less: allowance for credit losses	(16,762)	(35,159)
Total accounts receivable, net	94,111	64,312

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)